Derivative financial instruments	12 Months Ended
Mar. 31, 2020
Financial Instruments [Abstract]
Derivative financial instruments
Derivative financial instruments

Derivatives are financial instruments that derive their value from the price of an underlying item such as interest rates, foreign exchange rates, credit spreads, commodities, equities or other indices. In accordance with policies approved by the Board, derivatives are transacted generally to manage exposures to fluctuations in interest rates, foreign exchange rates and commodity prices. Our derivatives balances comprise two broad categories:
•    financing derivatives managing our exposure to interest rates and foreign exchange rates. Specifically, we use these derivatives to manage our financing portfolio, holdings in foreign operations and contractual operational cash flows; and
•    commodity contract derivatives managing our US customers’ exposure to price and supply risks. Some forward contracts for the purchase of commodities meet the definition of derivatives and are included here. We also enter into derivative financial instruments linked to commodity prices, including index futures, options and swaps. These are used to manage market price volatility.

Derivatives are initially recognised at fair value and subsequently remeasured to fair value at each reporting date. Changes in fair values are recorded in the period they arise, in either the consolidated income statement or other comprehensive income as required by IFRS 9. Where the gains or losses recorded in the income statement arise from changes in the fair value of derivatives to the extent that hedge accounting is not applied or is not fully effective, these are recorded as remeasurements, detailed in notes 5 and 6. Where the fair value of a derivative is positive it is carried as a derivative asset, and where negative as a derivative liability.
We calculate the fair value of derivative financial instruments by taking the present value of future cash flows, primarily incorporating market observable inputs. The various inputs include foreign exchange spot and forward rates, yield curves of the respective currencies, currency basis spreads between the respective currencies, interest rate and inflation curves, the forward rate curves of underlying commodities, and for those positions that are not fully cash collateralised the credit quality of the counterparties.
Certain clauses embedded in non-derivative financial instruments or other contracts are presented as derivatives because they impact the risk profile of their host contracts and they are deemed to have risks or rewards not closely related to those host contracts.
Further information on how derivatives are valued and used for risk management purposes is presented in note 32.
Information on commodity contracts and other commitments not meeting the definition of derivatives is presented in note 30.
The fair values of derivatives by category are as follows:

	2020			2019
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Financing derivatives	1,267	(1,134)	133	1,052	(1,084)	(32)
Commodity contract derivatives	75	(200)	(125)	101	(99)	2
	1,342	(1,334)	8	1,153	(1,183)	(30)
(a) Financing derivatives
The fair values of financing derivatives by type are as follows:

	2020			2019
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Interest rate swaps	556	(337)	219	539	(384)	155
Cross-currency interest rate swaps	643	(514)	129	470	(443)	27
Foreign exchange forward contracts¹	58	(39)	19	41	(41)	—
Inflation-linked swaps	—	(234)	(234)	—	(214)	(214)
Equity options	10	(10)	—	2	(2)	—
	1,267	(1,134)	133	1,052	(1,084)	(32)

1.	Included within the foreign exchange forward contracts balance is £(3) million (2019: £32 million) of derivatives in relation to hedging of capital expenditure.
17. Derivative financial instruments continued
(a) Financing derivatives continued
The maturity profile of financing derivatives is as follows:

	2020			2019
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current
Less than 1 year	62	(254)	(192)	56	(282)	(226)
	62	(254)	(192)	56	(282)	(226)
Non-current
In 1 to 2 years	480	(51)	429	19	(193)	(174)
In 2 to 3 years	13	(5)	8	416	(1)	415
In 3 to 4 years	20	(28)	(8)	11	—	11
In 4 to 5 years	31	(109)	(78)	20	(14)	6
More than 5 years	661	(687)	(26)	530	(594)	(64)
	1,205	(880)	325	996	(802)	194
	1,267	(1,134)	133	1,052	(1,084)	(32)

The notional contract[1] amounts of financing derivatives by type are as follows:

	2020	2019
	£m	£m
Interest rate swaps	(3,101)	(6,299)
Cross-currency interest rate swaps	(8,097)	(6,700)
Foreign exchange forward contracts	(3,284)	(2,937)
Inflation-linked swaps	(500)	(500)
Equity options	(800)	(800)
	(15,782)	(17,236)

1.	The notional contract amounts of derivatives indicate the gross nominal value of transactions outstanding at the reporting date.
(b) Commodity contract derivatives
The fair values of commodity contract derivatives by type are as follows:

	2020			2019
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Commodity purchase contracts accounted for as derivative contracts
Forward purchases of gas	64	(108)	(44)	66	(78)	(12)
Derivative financial instruments linked to commodity prices
Electricity swaps	4	(83)	(79)	29	(19)	10
Gas swaps	7	(8)	(1)	5	(1)	4
Gas options	—	(1)	(1)	1	(1)	—
	75	(200)	(125)	101	(99)	2

17. Derivative financial instruments continued
(b) Commodity contract derivatives continued
The maturity profile of commodity contract derivatives is as follows:

	2020			2019
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current
Less than one year	31	(126)	(95)	52	(68)	(16)
	31	(126)	(95)	52	(68)	(16)
Non-current
In 1 to 2 years	8	(35)	(27)	14	(9)	5
In 2 to 3 years	9	(24)	(15)	9	(8)	1
In 3 to 4 years	8	(12)	(4)	6	(4)	2
In 4 to 5 years	7	(1)	6	6	(4)	2
More than 5 years	12	(2)	10	14	(6)	8
	44	(74)	(30)	49	(31)	18
	75	(200)	(125)	101	(99)	2

The notional quantities of commodity contract derivatives by type are as follows:

	2020	2019
Forward purchases of gas[1]	102m Dth	52m Dth
Electricity swaps	12,836 GWh	12,848 GWh
Electricity options	0 GWh	10,444 GWh
Gas swaps	89m Dth	87m Dth
Gas options	26m Dth	34m Dth

1.	Forward gas purchases have terms up to four years (2019: two years). The contractual obligations under these contracts are £128 million (2019: £108 million).